Inventories, Net - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Raw material	$ 804,508	$ 920,418
Work-in-process	304,287	187,755
Goods in transit	924,709	192,376
Finished goods	11,800,752	14,583,290
Inventories, gross	13,834,256	15,883,839
Inventory valuation allowance	(2,021,516)	(1,352,998)	$ (900,142)
Inventories, net	$ 11,812,740	$ 14,530,841